Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
MATTHEW 25 FUND
Average Annual Return [Line Items]
Average Annual Return, Percent	21.79%	10.43%	14.34%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.40%	15.50%